Eaton Vance
Oregon Municipal Income Fund
May 31, 2024
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 98.2%
Security	Principal Amount (000's omitted)	Value
Education — 12.7%
Forest Grove, OR, (Pacific University), 5.00%, 5/1/30	$70	$ 70,352
Oregon Facilities Authority, (University of Portland), 5.00%, 4/1/29	500	505,555
Oregon State University:
4.00%, 4/1/44(1)	2,000	1,942,060
5.00%, 4/1/45	4,500	4,550,445
5.00%, 4/1/45(1)	2,000	2,099,280
University of Oregon:
5.00%, 4/1/48	5,330	5,486,329
5.00%, 4/1/50	2,500	2,597,350
Yamhill County, OR, (George Fox University):
4.00%, 12/1/28	875	870,651
4.00%, 12/1/41	3,005	2,850,753
4.00%, 12/1/51	1,175	1,058,687
		$ 22,031,462
Electric Utilities — 0.6%
Eugene, OR, Electric Utility System Revenue, 5.00%, 8/1/43	$1,040	$ 1,063,275
		$ 1,063,275
Escrowed/Prerefunded — 0.6%
Multnomah County Hospital Facilities Authority, OR, (Mirabella at South Waterfront), Escrowed to Maturity, 5.00%, 10/1/24	$90	$ 90,250
Pendleton School District No. 16R, OR, Umatilla County, Prerefunded to 6/15/24, 5.00%, 6/15/28	1,000	1,000,340
		$ 1,090,590
General Obligations — 40.5%
Beaverton School District No. 48J, OR, 5.00%, 6/15/52	$2,370	$ 2,516,987
Bend, OR:
5.00%, 6/1/37(1)	1,445	1,643,052
5.00%, 6/1/43(1)	1,580	1,736,230
Benton County, OR:
4.125%, 6/1/53	1,000	973,730
5.00%, 6/1/48	1,000	1,071,110
Canby School District No. 86, OR, 4.00%, 6/15/38	1,170	1,178,003
Centennial School District No. 28Jt, OR, 4.00%, 6/15/39	1,855	1,865,054
Central School District No. 13J, OR, Polk, Marion and Benton Counties, 0.00%, 6/15/38	750	412,238
Clackamas Community College District, OR:
5.00%, 6/15/39	1,245	1,278,192
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Clackamas Community College District, OR: (continued)
5.00%, 6/15/40	$1,585	$ 1,623,151
Creswell School District No. 40, OR, Lane County:
0.00%, 6/15/38	1,000	523,860
0.00%, 6/15/43	1,000	389,610
David Douglas School District No. 40, OR, Multnomah County, 5.50%, 6/15/53	1,125	1,240,729
Deschutes Public Library District, OR, 3.00%, 6/1/40	1,500	1,228,770
Forest Grove School District No. 15, OR, Washington County, 0.00%, 6/15/26	1,865	1,717,814
Hermiston School District No. 8R, OR, 0.00%, 6/15/43	2,660	1,082,274
Hillsboro School District No. 1J, OR, Washington, Multnomah and Yamhill Counties:
5.00%, 6/15/32	2,000	2,084,620
5.00%, 6/15/37	1,605	1,658,896
Lake Oswego, OR:
5.00%, 6/1/46	1,640	1,791,651
5.00%, 6/1/49	2,790	3,014,232
North Clackamas School District No. 12, OR, Clackamas County:
5.00%, 6/15/39	1,620	1,703,317
5.00%, 6/15/42	1,500	1,566,195
Oregon:
5.00%, 8/1/42	1,615	1,655,956
5.00%, 5/1/44	6,995	7,336,356
(SPA: U.S. Bank, N.A.), 4.10%, 6/1/39(2)	3,730	3,730,000
Oregon City School District No. 62, Clackamas County, 5.00%, 6/15/49	6,500	6,723,600
Oregon Elderly and Disabled Housing, 5.65%, 8/1/26	375	375,454
Philomath School District No. 17J, OR, Benton and Polk Counties:
0.00%, 6/15/28	1,000	852,700
0.00%, 6/15/30	700	551,110
Portland, OR, 5.00%, 4/1/41	1,220	1,319,101
Puerto Rico:
5.625%, 7/1/29	500	538,175
5.75%, 7/1/31	750	836,047
Redmond Area Park and Recreation District, OR, 5.00%, 6/15/43	1,210	1,310,418
Redmond School District No. 2J, OR, Deschutes and Jefferson Counties, 0.00%, 6/15/27	3,175	2,824,385
Redmond, OR:
5.00%, 6/1/28	605	605,296
5.00%, 6/1/38	1,000	1,058,560
Riverdale School District No. 51J, OR, Multnomah and Clackamas Counties:
0.00%, 6/15/29	1,000	829,000

Eaton Vance
Oregon Municipal Income Fund
May 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Riverdale School District No. 51J, OR, Multnomah and Clackamas Counties: (continued)
0.00%, 6/15/30	$1,215	$ 969,108
St. Helens School District No. 502, OR, 5.00%, 6/15/45	5,075	5,360,519
West Linn-Wilsonville School District No. 3Jt, OR, Clackamas and Washington Counties, 0.00%, 6/15/37	1,375	768,295
Winston-Dillard School District No. 116, OR, 0.00%, 6/15/36	435	255,793
		$ 70,199,588
Hospital — 18.3%
Astoria Hospital Facilities Authority, OR, (Columbia Memorial Hospital), 5.25%, 8/1/49(1)	$3,500	$ 3,662,820
Medford Hospital Facilities Authority, OR, (Asante Health System):
5.00%, 8/15/45	4,500	4,620,240
Tender Option Bond Trust Receipts/Certificates, (Liq: JPMorgan Chase Bank, N.A.), 3.75%, 8/15/28(2)(3)	2,000	2,000,000
Oregon Facilities Authority, (PeaceHealth):
5.00%, 11/15/29	1,500	1,500,630
(LOC: TD Bank, N.A.), 4.00%, 8/1/34(2)	2,885	2,885,000
(LOC: U.S. Bank, N.A.), 4.10%, 8/1/34(2)	3,375	3,375,000
Oregon Facilities Authority, (Samaritan Health Services):
5.00%, 10/1/35	275	285,183
5.00%, 10/1/40	1,750	1,786,488
Oregon Health and Science University:
Green Bonds, 4.00%, 7/1/40	1,520	1,497,109
Green Bonds, 4.00%, 7/1/41	2,605	2,556,781
Green Bonds, 4.00%, 7/1/44	2,100	2,025,576
Oregon State Facilities Authority, (Legacy Health), 5.00%, 6/1/46	2,500	2,511,500
Salem Hospital Facility Authority, OR, (Salem Health), 5.00%, 5/15/44	3,000	3,076,620
		$ 31,782,947
Housing — 2.7%
Oregon Housing and Community Services Department:
4.60%, 7/1/43	$2,000	$ 2,018,260
4.75%, 1/1/49	1,000	999,150
(AMT), 3.45%, 1/1/33	910	851,715
(AMT), 5.15%, 7/1/42	870	881,414
		$ 4,750,539
Security	Principal Amount (000's omitted)	Value
Industrial Development Revenue — 1.7%
Oregon Business Development Commission, (Intel Corp.), 3.80% to 6/15/28 (Put Date), 12/1/40	$3,000	$ 2,978,160
		$ 2,978,160
Insured - Electric Utilities — 1.8%
Puerto Rico Electric Power Authority:
(NPFG), 5.25%, 7/1/29	$1,045	$ 1,031,269
(NPFG), 5.25%, 7/1/34	2,120	2,093,797
		$ 3,125,066
Insured - General Obligations — 4.0%
Hermiston, OR, (AGM), 4.00%, 12/1/44	$700	$ 677,012
Lebanon Community School District No. 9, OR, Linn County, (NPFG), 5.50%, 6/15/30	4,000	4,381,560
Newport, OR:
(AGC), 0.00%, 6/1/28	1,000	858,620
(AGC), 0.00%, 6/1/29	1,225	1,012,953
		$ 6,930,145
Lease Revenue/Certificates of Participation — 1.7%
Portland Housing Authority, OR, (Pearl Court LP), 4.625%, 1/1/27	$800	$ 828,376
Portland Housing Authority, OR, (Yards Union Station Project), 4.85%, 5/1/29	2,050	2,051,046
		$ 2,879,422
Senior Living/Life Care — 1.9%
Clackamas County Hospital Facility Authority, OR, (Rose Villa), 5.375%, 11/15/55	$100	$ 92,930
Multnomah County Hospital Facilities Authority, OR, (Terwilliger Plaza):
4.00%, 12/1/36	1,000	877,290
5.00%, 12/1/36	750	732,300
Green Bonds, 1.20%, 6/1/28	460	408,011
Salem Hospital Facility Authority, OR, (Capital Manor):
4.00%, 5/15/40	750	656,182
5.00%, 5/15/33	540	546,734
		$ 3,313,447
Special Tax Revenue — 5.0%
American Samoa Economic Development Authority, 5.00%, 9/1/38(3)	$200	$ 196,898
Oregon Department of Transportation, (Highway User Tax):
5.00%, 11/15/35	1,210	1,313,225
5.00%, 11/15/40	4,630	5,001,326

Eaton Vance
Oregon Municipal Income Fund
May 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	$2,100	$ 2,100,672
		$ 8,612,121
Transportation — 6.1%
Port of Portland, OR, (Portland International Airport):
(AMT), 5.00%, 7/1/34	$1,525	$ 1,597,300
(AMT), 5.00%, 7/1/34	1,160	1,160,302
(AMT), 5.00%, 7/1/36	1,265	1,290,844
(AMT), 5.00%, 7/1/44	2,000	2,043,780
Green Bonds, (AMT), 5.25%, 7/1/41	2,325	2,527,926
Green Bonds, (AMT), 5.25%, 7/1/43	1,730	1,867,102
		$ 10,487,254
Water and Sewer — 0.6%
Portland, OR, Water System Revenue, 5.00%, 5/1/44	$1,000	$ 1,052,770
		$ 1,052,770
Total Tax-Exempt Municipal Obligations (identified cost $169,370,249)		$170,296,786

Taxable Municipal Obligations — 5.8%
Security	Principal Amount (000's omitted)	Value
Electric Utilities — 1.4%
Confederated Tribes of Warm Springs Reservation, OR, (Pelton-Round Butte Hydroelectric Project):
Green Bonds, 2.165%, 11/1/26(3)	$300	$ 278,691
Green Bonds, 2.37%, 11/1/27(3)	1,350	1,231,470
Port of Morrow, OR, (Bonneville Corp.), 2.987%, 9/1/36	1,000	813,770
		$ 2,323,931
General Obligations — 1.7%
Klamath County School District, OR, 1.71%, 6/15/29	$1,130	$ 971,190
Portland, OR, (Veterans Memorial Coliseum), 4.34%, 6/1/29	2,065	2,034,025
		$ 3,005,215
Housing — 1.3%
Oregon Housing and Community Services Department, (SPA: U.S. Bank, N.A.), 5.40%, 7/1/47(4)	$2,200	$ 2,200,000
		$ 2,200,000
Security	Principal Amount (000's omitted)	Value
Insured - Housing — 0.8%
Oregon Facilities Authority, (CHF-Ashland, LLC - Southern Oregon University):
(AGM), 1.286%, 7/1/24	$150	$ 149,450
(AGM), 1.659%, 7/1/26	175	160,702
(AGM), 2.255%, 7/1/28	175	153,547
(AGM), 2.579%, 7/1/30	250	210,480
(AGM), 3.508%, 7/1/41	1,000	760,860
		$ 1,435,039
Insured - Special Tax Revenue — 0.6%
Hillsboro Economic Development Council, OR, (AGM), 5.941%, 6/1/43	$1,000	$ 1,017,920
		$ 1,017,920
Total Taxable Municipal Obligations (identified cost $10,630,360)		$ 9,982,105
Total Investments — 104.0% (identified cost $180,000,609)		$180,278,891
Other Assets, Less Liabilities — (4.0)%		$ (6,957,783)
Net Assets — 100.0%		$173,321,108
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	When-issued security.
(2)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at May 31, 2024.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At May 31, 2024, the aggregate value of these securities is $3,707,059 or 2.1% of the Fund's net assets.
(4)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at May 31, 2024.
The Fund invests primarily in debt securities issued by Oregon municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At May 31, 2024, 6.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.0% to 4.2% of total investments.

Eaton Vance
Oregon Municipal Income Fund
May 31, 2024
Portfolio of Investments (Unaudited) — continued

Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
Liq	– Liquidity Provider
LOC	– Letter of Credit
NPFG	– National Public Finance Guarantee Corp.
SPA	– Standby Bond Purchase Agreement
The Fund did not have any open derivative instruments at May 31, 2024.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At May 31, 2024, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$170,296,786	$ —	$170,296,786
Taxable Municipal Obligations	—	9,982,105	—	9,982,105
Total Investments	$ —	$180,278,891	$ —	$180,278,891
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semi-annual or annual report to shareholders.
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